Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at beginning of the year	¥ 407,053	¥ 367,071	¥ 347,240
Additions	11,159	51,823	35,095
Reversals	(89,197)	(9,586)	(9,388)
Decrease in disposal of a subsidiaries	(58,975)	(2,255)	(5,876)
Balance at end of the year	¥ 270,040	¥ 407,053	¥ 367,071